Research and Development Collaboration and License Agreements - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial upfront non-refundable payment	$ 35,000,000
Additional non-refundable payment	5,000,000
Development, regulatory and commercial contingent payments	250,000,000
Maximum days to participate in development and promotion of products	90 days
Upfront payment being recognized	40,000,000
Contract revenue	6,080,000	14,386,000	20,255,000	17,712,000	589,000
Collaboration term					3 years
Setup fees
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Contract revenue					300,000
Contingent payment
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Contract revenue					$ 300,000